Acquisitions (Tables)	12 Months Ended
Dec. 31, 2016
Business Acquisition [Line Items]
Unaudited Pro Forma Combined Consolidated Statements of Operations
The following table sets forth the unaudited pro forma consolidated combined results of operations for the years ended December 31, 2015 and 2014 (in thousands):

	2015	2014
Revenues	$3,244,349	$2,614,127
Net income from continuing operations	141,496	(251,067)
Basic EPS	2.10	(4.80)
Diluted EPS	2.08	(4.80)

Digital Realty
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The purchase price allocation, which excludes settlement of the Paris 3 financing obligations, was as follows (in thousands):

Cash and cash equivalent	$4,073
Accounts receivable	1,507
Other current assets	794
Property, plant and equipment	143,972
Intangible assets	11,758
Goodwill	48,835
Other assets	81
Total assets acquired	211,020
Accounts payable and accrued liabilities	(2,044)
Other current liabilities	(2,798)
Deferred tax liabilities	(42,395)
Other liabilities	(755)
Net assets acquired	$163,028

Acquired Identifiable Intangible Assets
The following table presents certain information on the acquired identifiable intangible assets (dollars in thousands):

Intangible Assets	Fair Value	Estimated Useful Lives (Years)	Weighted-average Estimated Useful Lives (Years)
In-place leases	$7,485	0.9 - 9.4	4.3
Favorable leasehold interests	4,273	1.9 - 6.7	5.3

Telecity Group plc
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
As of the acquisition date, the allocation of the purchase price was as follows (in thousands):

Cash and cash equivalents	$73,368
Accounts receivable	24,042
Other current assets	41,079
Assets held for sale	877,650
Property, plant and equipment	1,058,583
Goodwill	2,215,567
Intangible assets	694,243
Deferred tax assets	994
Other assets	4,102
Total assets acquired	4,989,628
Accounts payable and accrued expenses	(84,367)
Accrued property, plant and equipment	(3,634)
Other current liabilities	(27,233)
Liabilities held for sale	(155,650)
Capital lease and other financing obligations	(165,365)
Mortgage and loans payable	(592,304)
Deferred tax liabilities	(176,168)
Other liabilities	(40,021)
Net assets acquired	$3,744,886

Acquired Identifiable Intangible Assets
The following table presents certain information on the acquired intangible assets (dollars in thousands):

Intangible Assets	Fair Value	Estimated Useful Lives (Years)	Weighted-average Estimated Useful Lives (Years)
Customer relationships	$591,956	13.5	13.5
Trade names	72,033	1.5	1.5
Favorable leases	30,254	2.0 - 25.4	19.7

Bit-isle
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Based upon the purchase price and the valuation of Bit-isle, the final purchase price allocation was as follows (in thousands):

Cash and cash equivalents	$33,198
Accounts receivable	7,359
Other current assets	51,038
Long-term investments	3,806
Property, plant and equipment	308,985
Goodwill	95,444
Intangible assets	111,374
Other assets	22,981
Total assets acquired	634,185
Accounts payable and accrued expenses	(15,028)
Accrued property, plant and equipment	(465)
Capital lease and other financing obligations	(108,833)
Mortgage and loans payable	(190,227)
Other current liabilities	(8,689)
Deferred tax liabilities	(32,192)
Other liabilities	(3,384)
Net assets acquired	$275,367

Acquired Identifiable Intangible Assets
The following table presents certain information on the acquired identifiable intangible assets (dollars in thousands):

Intangible Assets	Fair Value	Estimated Useful Lives (Years)	Weighted-average Estimated Useful Lives (Years)
Customer relationships	$105,434	13	13
Trade name	3,455	2	2
Favorable solar contracts	2,410	18	18
Other intangible assets	75	0.25	0.25